GENERAL (Details) - ADS - shares	Aug. 20, 2024	Mar. 23, 2023	Mar. 22, 2023
General [Line Items]
Number of Ordinary Shares Issued in Exchange of American Depository Receipts		400	10
Major ordinary share transactions
General [Line Items]
Number of Ordinary Shares Issued in Exchange of American Depository Receipts	10,000